Stock Warrants (Tables)	9 Months Ended
Sep. 30, 2014
Stock Warrants [Abstract]
Schedule Of Warrant Activity [Table Text Block]
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2013	52,705,614	$1.30	2.58
Granted	5,322,823	$0.79	3.87
Exercised	(22,500)	-
Cancelled or expired	(200,000)	$2.00
Outstanding at September 30, 2014	57,805,937	$1.25	2.51

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
The following table summarizes information about stock warrants at September 30, 2014:

Warrants Outstanding
Exercise Price	Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.50	15,524,642
$0.75	11,065,144
$0.80	1,415,000
$1.10	18,886,850
$1.12	263,750
$2.00	9,255,842
$2.20	98,320
$2.25	1,296,389
$0.50 - $2.25	57,805,937	2.51	$1.25